UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
9/30/17 (Unaudited)

CORPORATE BONDS AND NOTES (87.4%)(a)
			Principal amount	Value

Advertising and marketing services (0.5%)

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			$485,000	$508,038

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			355,000	371,863

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			315,000	328,388

				1,208,289
Automotive (0.3%)

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			330,000	336,188

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			321,000	322,204

				658,392
Broadcasting (2.4%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			325,000	346,938

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			295,000	292,050

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			270,000	278,100

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			445,000	458,350

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			740,000	558,700

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			865,000	895,275

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			710,000	728,638

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			320,000	344,400

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			435,000	444,244

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			355,000	360,325

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			245,000	254,800

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			465,000	469,069

				5,430,889
Building materials (1.4%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			710,000	756,150

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			775,000	811,076

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			255,000	278,195

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			470,000	499,516

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			320,000	333,600

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25			600,000	606,000

				3,284,537
Capital goods (6.6%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			835,000	872,575

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			630,000	652,838

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			90,000	90,675

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			680,000	745,450

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			370,000	391,738

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			295,000	308,705

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			790,000	823,575

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			690,000	740,025

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			800,000	882,000

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25			60,000	61,575

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			215,000	252,625

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,165,000	1,194,125

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			570,000	591,375

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			555,000	716,384

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			945,000	1,085,569

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			705,000	720,863

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			205,000	213,713

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			305,000	323,300

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			265,000	275,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			250,000	266,250

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			95,000	98,325

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			485,000	509,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			230,000	235,750

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			980,000	1,038,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			170,000	175,100

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			760,000	778,529

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			150,000	152,813

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			430,000	437,525

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			315,000	332,325

				14,967,377
Chemicals (4.3%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			335,000	347,563

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			600,000	610,500

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			385,000	401,363

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			550,000	668,250

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			145,000	134,488

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			305,000	316,438

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			455,000	503,913

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			220,000	234,025

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			690,000	677,925

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24			405,000	403,988

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			735,000	830,550

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			375,000	428,438

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			255,000	273,488

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			488,000	492,880

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			272,000	275,400

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			75,000	81,750

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			280,000	290,150

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)			570,000	589,950

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			300,000	308,625

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			165,000	169,125

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			460,000	481,850

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			300,000	312,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			785,000	862,519

				9,695,178
Commercial and consumer services (0.9%)

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			370,000	390,350

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			525,000	560,438

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			500,000	536,250

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			510,000	528,513

				2,015,551
Communication services (9.5%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	212,000

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			600,000	631,500

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			1,090,000	1,152,675

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			75,000	83,156

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			450,000	466,313

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			1,210,000	1,281,088

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			215,000	225,428

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			155,000	161,394

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			795,000	808,913

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			270,000	274,725

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			810,000	865,688

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			1,085,000	1,097,206

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			180,000	198,675

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			805,000	928,769

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			335,000	327,255

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			520,000	509,600

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			315,000	330,159

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			135,000	114,413

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			505,000	438,088

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			140,000	106,750

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			75,000	71,063

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			1,030,000	1,045,450

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			160,000	103,200

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			200,000	247,250

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			110,000	119,075

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			510,000	550,800

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			365,000	380,969

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			230,000	241,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			1,565,000	1,752,800

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			1,050,000	1,218,000

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			1,185,000	1,316,831

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			160,000	162,400

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			125,000	131,563

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			860,000	925,962

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			485,000	522,733

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			200,000	213,250

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			685,000	739,800

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			225,000	233,933

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)			540,000	559,575

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			365,000	368,650

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			495,000	350,213

				21,468,812
Construction (3.2%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			665,000	708,225

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			720,000	750,600

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			594,000	678,645

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			835,000	883,013

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			425,000	446,250

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			615,000	653,444

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			200,000	213,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			255,000	263,288

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			830,000	894,325

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			505,000	527,094

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			335,000	358,450

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			870,000	852,600

				7,228,934
Consumer (0.2%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			220,000	234,300

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			300,000	321,375

				555,675
Consumer staples (5.6%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			100,000	103,150

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			300,000	304,500

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)(FWC)			210,000	213,150

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			240,000	245,400

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			370,000	371,295

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			170,000	179,350

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			400,000	412,000

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			475,000	489,250

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			845,000	909,431

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			435,000	470,888

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			655,000	679,563

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,295,000	1,374,319

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			680,000	690,200

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	400,000	479,823

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$375,000	228,750

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			680,000	691,900

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			1,140,000	1,152,825

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			380,000	361,950

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			405,000	428,794

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			405,000	426,769

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			240,000	247,200

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			490,000	514,500

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			120,000	125,100

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			290,000	299,425

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			660,000	509,850

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			320,000	279,200

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			435,000	422,494

				12,611,076
Energy (10.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			865,000	934,200

Andeavor Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			200,000	214,250

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			185,000	192,863

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			190,000	194,988

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			275,000	281,188

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			245,000	262,763

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			270,000	259,538

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			315,000	196,875

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			286,000	185,900

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			310,000	356,888

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			1,035,000	1,113,919

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			370,000	381,100

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			295,000	272,138

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			314,000	338,335

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			155,000	153,450

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			300,000	303,000

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			140,000	141,400

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			345,000	313,088

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			220,000	212,300

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			100,000	101,625

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			395,000	395,988

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			290,000	300,513

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			295,000	177,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			359,000	350,474

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			735,000	766,238

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			195,000	198,900

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			575,000	618,125

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			605,000	503,663

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			265,000	206,369

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			155,000	156,550

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20			115,000	116,869

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			130,000	156,650

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			635,000	665,956

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			760,000	766,650

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			415,000	429,525

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			145,000	146,088

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			205,000	175,788

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			140,000	122,150

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			155,000	151,319

Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25			300,000	308,970

Murray Energy Corp. 144A notes 11.25%, 4/15/21			340,000	202,725

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			615,000	656,513

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			420,000	441,525

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			470,000	417,125

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			130,000	132,600

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			620,000	629,300

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			190,000	193,325

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			430,000	439,138

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			15,000	13,800

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			705,000	733,200

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			270,000	262,575

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			105,000	102,638

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			335,000	328,300

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			165,000	168,300

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			165,000	170,775

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			300,000	302,250

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			225,000	237,375

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			550,000	574,750

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			345,000	35

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			770,000	77

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			350,000	353,938

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			565,000	570,650

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			490,000	461,825

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			20,000	20,000

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			50,000	50,125

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			165,000	167,681

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			290,000	301,963

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25			145,000	149,350

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			95,000	97,850

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			170,000	187,000

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			195,000	252,038

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			200,000	243,480

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			330,000	370,013

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			472,000	513,300

				22,869,132
Entertainment (2.3%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			200,000	197,500

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			305,000	300,806

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			90,000	90,675

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			420,000	412,650

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			285,000	292,481

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			160,000	161,600

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			1,085,000	1,066,013

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			325,000	343,281

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			225,000	245,531

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			230,000	238,050

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			165,000	166,856

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			295,000	303,850

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			570,000	584,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			715,000	727,513

				5,131,056
Financials (7.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			490,000	504,700

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			275,000	290,755

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			990,000	1,276,940

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			540,000	585,468

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			360,000	490,500

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			200,000	207,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			215,000	235,156

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			270,000	305,269

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			815,000	879,181

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			220,000	238,084

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			175,000	196,875

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			595,000	520,625

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			440,000	469,700

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			265,000	280,238

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			180,000	182,700

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			500,000	533,125

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			380,000	210,900

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			510,000	654,138

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			545,000	563,394

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			130,000	130,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			300,000	316,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			290,000	302,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			235,000	242,050

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			25,000	24,453

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			185,000	191,475

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			165,000	167,475

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			150,000	189,375

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	115,000	290,559

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$328,000	367,770

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			630,000	653,121

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			205,000	222,134

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)			150,000	151,320

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			575,000	586,500

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			235,000	243,813

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			235,000	245,281

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			505,000	530,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			1,155,000	1,466,850

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			175,000	197,750

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			300,000	317,715

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			557,000	583,458

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			560,000	565,600

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			415,000	383,875

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			430,000	438,063

				17,432,785
Forest products and packaging (3.4%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			895,000	940,869

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			480,000	501,600

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			1,165,000	1,199,950

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			305,000	300,425

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			555,000	576,159

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			835,000	860,351

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			655,000	695,119

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			505,000	525,200

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			690,000	742,302

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			65,000	74,100

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			375,000	439,688

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			645,000	789,319

				7,645,082
Gaming and lottery (3.5%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			340,000	363,589

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			170,000	185,513

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			165,000	170,589

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			580,000	627,850

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	740,000	614,433

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			$795,000	868,538

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			1,170,000	1,227,038

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			170,000	183,175

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			340,000	352,750

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			790,000	796,913

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,390,000	1,539,425

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			510,000	541,238

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			370,000	376,934

				7,847,985
Health care (6.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			680,000	657,050

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			325,000	329,063

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			585,000	563,063

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			240,000	219,600

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			500,000	540,625

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			135,000	140,063

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			350,000	365,313

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			215,000	211,238

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			1,145,000	898,825

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			105,000	102,244

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			255,000	230,138

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			540,000	91,800

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			90,000	69,975

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			810,000	668,250

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			250,000	203,750

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			170,000	177,438

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			470,000	506,425

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			825,000	898,219

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			765,000	792,731

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			210,000	240,975

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			490,000	512,663

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			370,000	411,625

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			345,000	311,363

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			350,000	360,710

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			90,000	88,650

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			815,000	798,700

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			540,000	554,850

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			370,000	393,125

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			310,000	322,400

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			715,000	761,983

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			245,000	249,288

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			835,000	731,669

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			480,000	424,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			265,000	232,538

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			330,000	329,588

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			500,000	533,795

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			165,000	174,488

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			220,000	231,550

				15,329,970
Homebuilding (2.0%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			645,000	660,319

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			250,000	261,450

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			285,000	311,363

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			930,000	948,600

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			90,000	95,175

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			70,000	73,675

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			120,000	125,325

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			300,000	307,500

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			720,000	882,216

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			15,000	16,356

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23			355,000	364,763

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			480,000	513,600

				4,560,342
Lodging/Tourism (1.5%)

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			615,000	615,000

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			755,000	811,625

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			545,000	580,425

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			535,000	561,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			95,000	102,363

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			125,000	140,625

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			370,000	363,525

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			290,000	291,023

				3,466,336
Media (0.8%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			570,000	634,125

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			270,000	281,138

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			155,000	159,263

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			345,000	357,506

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			390,000	402,675

				1,834,707
Metals (4.3%)

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			225,000	222,188

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			495,000	540,788

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			70,000	75,863

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			200,000	204,000

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			375,000	431,250

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			240,000	288,000

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			605,000	641,905

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			315,000	314,606

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			250,000	257,188

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			380,000	389,025

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			270,000	278,438

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			490,000	501,638

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			280,000	287,700

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			495,000	539,550

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			270,000	265,866

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			85,000	88,613

Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes 7.375%, 12/15/23			145,000	157,325

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			225,000	252,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			365,000	378,688

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			125,000	130,938

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			450,000	456,750

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			365,000	378,688

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			500,000	538,750

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			160,000	170,800

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			265,000	283,550

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25			125,000	125,156

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			100,000	105,719

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			170,000	172,159

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			70,000	80,325

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			515,000	526,588

United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25			170,000	173,825

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			500,000	563,750

				9,821,629
Retail (1.3%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			505,000	181,800

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			500,000	486,250

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			475,000	289,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			300,000	141,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			820,000	426,400

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			395,000	407,877

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			175,000	180,906

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			450,000	463,500

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			170,000	132,566

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			325,000	325,098

				3,035,147
Technology (4.7%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			1,150,000	971,750

CDK Global, Inc. 144A sr. unsec. bonds 4.875%, 6/1/27			195,000	200,363

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,410,000	1,557,804

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			400,000	437,760

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			375,000	400,425

First Data Corp. 144A notes 5.75%, 1/15/24			570,000	596,363

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	392,250

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			1,105,000	1,179,146

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			790,000	804,062

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			600,000	622,122

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			675,000	688,500

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			265,000	278,913

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			760,000	788,500

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			1,140,000	1,297,833

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			495,000	500,878

				10,716,669
Textiles (0.2%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			325,000	338,406

				338,406
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			730,000	761,244

				761,244
Transportation (0.3%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			655,000	679,563

				679,563
Utilities and power (3.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			520,000	546,650

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			255,000	262,013

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			180,000	184,500

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			655,000	746,700

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			685,000	646,469

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			250,000	248,750

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			145,000	149,894

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			445,000	491,388

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			560,000	583,100

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			330,000	341,963

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			450,000	464,625

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			130,000	134,550

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			290,000	311,388

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (In default)(NON)			215,000	196,188

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)			265,000	243,138

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			160,000	116,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			375,000	403,125

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			555,000	581,363

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			292,000	300,395

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			525,000	541,406

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			415,000	1,038

				7,495,043

Total corporate bonds and notes (cost $193,298,866)				$198,089,806

SENIOR LOANS (4.8%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.273%, 7/2/22			$547,543	$367,949

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 4/21/24			245,860	242,403

Asurion, LLC bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.30%, 8/4/25			440,000	449,625

Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 5.25%, 6.564%, 5/29/20 (In default)(NON)			594,336	505,185

Brand Energy & Infrastructure Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.522%, 6/21/24			750,000	752,983

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18 (In default)(NON)			745,820	904,306

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.235%, 3/24/25			169,594	171,290

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 7.985%, 3/30/25			195,000	200,363

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.814%, 8/23/21			780,000	837,769

Concordia International Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.485%, 10/21/21			378,788	290,483

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.083%, 5/3/24			195,845	196,151

Del Monte Foods, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 7.25%, 8.69%, 8/18/21			380,000	182,400

Endo Luxembourg Finance Co. I Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.50%, 4/27/24			199,500	201,287

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.235%, 10/25/23			130,000	109,850

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 5.985%, 4/16/21			520,000	485,225

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 10/18/19			410,760	354,574

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.083%, 1/30/19			639,000	490,752

J Crew Group, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.244%, 3/5/21			247,793	148,986

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.561%, 11/1/24			310,000	319,068

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.833%, 12/31/23			134,325	133,581

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.24%, 8/7/20			889,827	895,760

New Arclin US Holding Corp. bank term loan FRN BBA LIBOR USD 3 Month + 8.75%, 10.083%, 2/14/25			100,000	100,875

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.24%, 3/10/22			169,566	143,586

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.735%, 9/7/23			589,050	527,384

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.25%, 2/4/25			115,000	114,138

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.75%, 8/10/24			195,000	196,463

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.067%, 7/31/22			415,000	413,314

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 9.735%, 3/19/21			214,874	208,428

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.735%, 3/19/20			338,316	323,092

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.33%, 9/27/24			250,000	253,125

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.737%, 8/18/24			250,000	253,281

Total senior loans (cost $11,373,133)				$10,773,676

COMMON STOCKS (1.8%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			990,365	$5,942

Ally Financial, Inc.			23,420	568,169

Berry Plastics Group, Inc.(NON)			6,125	346,981

Charter Communications, Inc. Class A(NON)			1,030	374,323

CHC Group, LLC (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)			2,233	15,631

CIT Group, Inc.			9,745	477,992

Community Health Systems, Inc.(NON)			24,705	189,734

Eldorado Resorts, Inc.(NON)			8,905	228,413

Gaming and Leisure Properties, Inc.(R)			12,258	452,198

Halcon Resources Corp.(NON)			31,415	213,622

Keane Group, Inc.(NON)			23,708	395,449

Live Nation Entertainment, Inc.(NON)			3,790	165,055

Milagro Oil & Gas, Inc. (Units)(F)			281	22,761

Nine Point Energy			5,557	76,464

SandRidge Energy, Inc.(NON)			11,676	234,571

Seven Generations Energy, Ltd. Class A (Canada)(NON)			12,595	199,259

Tervita Corp. Class A (Canada)			748	5,695

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			36,615	38,446

Tribune Media Co. Class 1C(F)			93,841	23,460

Vantage Drilling International (Units)(NON)			395	73,075

Total common stocks (cost $4,179,969)				$4,107,240

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			636	$466,268

American Tower Corp. $5.50 cv. pfd.(R)			5,675	690,577

Belden, Inc. $6.75 cv. pfd.			1,775	191,878

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			346	366,829

EPR Properties Ser. C, $1.438 cv. pfd.(R)			13,177	365,044

iStar, Inc. $2.25 cv. pfd.(R)			4,862	241,155

Nine Point Energy 6.75% cv. pfd.			144	149,056

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			3,775	376,670

Total convertible preferred stocks (cost $2,636,228)				$2,847,477

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)			$114,839	$174,555

DISH Network Corp. cv. sr. unsec. Notes 3.375%, 8/15/26			468,000	523,575

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			138,000	428,231

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			357,000	425,946

Total convertible bonds and notes (cost $1,054,403)				$1,552,307

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	8,533	$4,693

Total warrants (cost $—)				$4,693

SHORT-TERM INVESTMENTS (3.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.17%(AFF)		Shares	7,037,336	7,037,336

U.S. Treasury Bills 1.033%, 12/14/17(SEGCCS)			$107,000	$106,792

U.S. Treasury Bills 1.064%, 2/1/18(SEGCCS)			5,000	4,982

U.S. Treasury Bills 1.014%, 12/7/17			2,000	1,996

U.S. Treasury Bills 1.026%, 11/24/17			1,000	999

Total short-term investments (cost $7,152,089)				$7,152,105

TOTAL INVESTMENTS

Total investments (cost $219,694,688)				$224,527,304

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $1,409,421) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	12/20/17	$481,821	$484,580	$2,759
Citibank, N.A.
	Canadian Dollar	Sell	10/18/17	135,860	130,842	(5,018)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/18/17	574,381	553,137	(21,244)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/18/17	126,644	121,981	(4,663)
UBS AG
	British Pound	Sell	12/20/17	122,635	118,881	(3,754)

Unrealized appreciation						2,759
Unrealized depreciation						(34,679)

Total						$(31,920)
* The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING - PROTECTION PURCHASED at 9/30/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$251,071	$3,370,000	$263,932	12/20/22	(500 bp) - Quarterly	$(13,798)

	Total	$251,071					$(13,798)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $226,767,591.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $190,186, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Short Term Investment Fund*	11,373,189	58,011,005	62,346,858	47,747	7,037,336

	Total Short-term investments	$11,373,189	$58,011,005	$62,346,858	$47,747	$7,037,336
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $110,748.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $32,891 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $34,679 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$346,981	$—	$—
Communication services	374,323	—	5,942
Consumer cyclicals	393,468	—	23,460
Energy	1,115,976	82,159	22,761
Financials	1,498,359	—	—
Health care	189,734	—	—
Transportation	—	15,631	—
Utilities and power	—	38,446	—
Total common stocks	3,918,841	136,236	52,163
Convertible bonds and notes	—	1,552,307	—
Convertible preferred stocks	—	2,847,477	—
Corporate bonds and notes	—	198,089,694	112
Senior loans	—	10,773,676	—
Warrants	4,693	—	—
Short-term investments	7,037,336	114,769	—

Totals by level	$10,960,870	$213,514,159	$52,275

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(31,920)	$—
Credit default contracts	—	(264,869)	—

Totals by level	$—	$(296,789)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$264,869
Foreign exchange contracts	2,759	34,679
Equity contracts	4,693	—

Total	$7,452	$299,548

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,100,000
Centrally cleared credit default contracts (notional)		$3,400,000
Warrants (number of warrants)		9,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017